Johnson Mutual Funds Trust

3777 West Fork road

cincinnati, oh 45247

May 8, 2023

Securities & Exchange Commission

Division of Investment Management

Washington, D.C. 20549

Re:           Johnson Mutual Funds Trust

(File Nos. 33-52970 and 811-7254)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by Johnson Mutual Funds Trust, on behalf of the Johnson Equity Income, Opportunity, International, Fixed Income, Municipal Income, Institutional Short Duration, Institutional Intermediate, Institutional Core, Enhanced Return and Core Plus Bond Funds (the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation ST.

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to the Johnson International Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from the prospectuses contained in Post-Effective Amendment No. 61 under the 1933 Act and Amendment No. 62 under the 1940 Act, the text of which was filed electronically on May 2, 2022.

Please contact me at 513-661-3100 with any questions.

Very truly yours,

/s/

Marc E. Figgins

Treasurer